Revenue and Segment Information (Details) - Schedule of Disaggregation of Revenue from Contracts with Customers Recognized at a Point in Time - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Sales of primarily-processed white teas
Revenues from sales of product	$ 24,122	$ 24,306
Premium-Grade [Member]
Sales of primarily-processed white teas
Revenues from sales of product	3,578	3,494
First-Grade [Member]
Sales of primarily-processed white teas
Revenues from sales of product	5,806	6,224
Second-Grade [Member]
Sales of primarily-processed white teas
Revenues from sales of product	5,088	5,001
Third-Grade [Member]
Sales of primarily-processed white teas
Revenues from sales of product	5,413	5,515
Premium-Grade One [Member]
Sales of primarily-processed white teas
Revenues from sales of product	691	747
First-Grade One [Member]
Sales of primarily-processed white teas
Revenues from sales of product	1,176	1,237
Second-Grade One [Member]
Sales of primarily-processed white teas
Revenues from sales of product	900	990
Third-Grade One [Member]
Sales of primarily-processed white teas
Revenues from sales of product	1,031	1,082
Sales of Refined Teas [Member]
Sales of primarily-processed white teas
Revenues from sales of product	$ 439	$ 16